GOODWILL AND INTANGIBLE ASSETS, NET - Changes in Carrying Amount of Goodwill (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 RUB (₽)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2019 RUB (₽)
Changes in the carrying amount of goodwill
Gross amount of goodwill, beginning of the period	₽ 105,613	$ 1,421.6	₽ 53,543
Accumulated impairment loss, beginning of the period	(1,338)	(18.0)	(1,338)
Goodwill, net balance at the beginning of the period	104,275	1,403.6	52,205
Acquisitions (Note 3)	13,589	182.9	52,070
Impairment	0		0	₽ (762)
Gross amount of goodwill, end of the period	119,202	1,604.5	105,613	53,543
Accumulated impairment loss, end of the period	(1,338)	(18.0)	(1,338)	(1,338)
Goodwill, net balance at the end of the period	117,864	$ 1,586.5	104,275	52,205
Search And Portal
Changes in the carrying amount of goodwill
Gross amount of goodwill, beginning of the period	2,719		2,527
Goodwill, net balance at the beginning of the period	2,719		2,527
Acquisitions (Note 3)			192
Gross amount of goodwill, end of the period	2,719		2,719	2,527
Goodwill, net balance at the end of the period	2,719		2,719	2,527
Yandex.Market
Changes in the carrying amount of goodwill
Gross amount of goodwill, beginning of the period	51,836
Goodwill, net balance at the beginning of the period	51,836
Acquisitions (Note 3)			51,836
Gross amount of goodwill, end of the period	51,836		51,836
Goodwill, net balance at the end of the period	51,836		51,836
Classifieds
Changes in the carrying amount of goodwill
Gross amount of goodwill, beginning of the period	5,194		5,194
Goodwill, net balance at the beginning of the period	5,194		5,194
Acquisitions (Note 3)	1,188
Gross amount of goodwill, end of the period	6,382		5,194	5,194
Goodwill, net balance at the end of the period	6,382		5,194	5,194
Ride Hailing
Changes in the carrying amount of goodwill
Gross amount of goodwill, beginning of the period	42,304		42,262
Goodwill, net balance at the beginning of the period	42,304		42,262
Acquisitions (Note 3)	12,250		42
Gross amount of goodwill, end of the period	54,554		42,304	42,262
Goodwill, net balance at the end of the period	54,554		42,304	42,262
Foodtech
Changes in the carrying amount of goodwill
Gross amount of goodwill, beginning of the period	1,401		1,401
Accumulated impairment loss, beginning of the period	(762)		(762)
Goodwill, net balance at the beginning of the period	639		639
Gross amount of goodwill, end of the period	1,401		1,401	1,401
Accumulated impairment loss, end of the period	(762)		(762)	(762)
Goodwill, net balance at the end of the period	639		639	639
Drive
Changes in the carrying amount of goodwill
Gross amount of goodwill, beginning of the period	19		19
Goodwill, net balance at the beginning of the period	19		19
Gross amount of goodwill, end of the period	19		19	19
Goodwill, net balance at the end of the period	19		19	19
Media Services
Changes in the carrying amount of goodwill
Gross amount of goodwill, beginning of the period	2,140		2,140
Accumulated impairment loss, beginning of the period	(576)		(576)
Goodwill, net balance at the beginning of the period	1,564		1,564
Gross amount of goodwill, end of the period	2,140		2,140	2,140
Accumulated impairment loss, end of the period	(576)		(576)	(576)
Goodwill, net balance at the end of the period	1,564		₽ 1,564	₽ 1,564
Other Business Units and Initiatives
Changes in the carrying amount of goodwill
Acquisitions (Note 3)	151
Gross amount of goodwill, end of the period	151
Goodwill, net balance at the end of the period	₽ 151